[PILGRIM LOGO]


                                                                PRIME RATE TRUST


                                                              Semi-Annual Report












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                                                                              Q2
                                                                 August 31, 1999
                                                              Semi-Annual Report

                            Pilgrim Prime Rate Trust


                               SEMI-ANNUAL REPORT

                                August 31, 1999


                                   --------


                               Table of Contents


      Chairman's Message ..........................................     2
      Letter to Shareholders   ....................................     3
      Statistics and Performance  .................................     7
      Performance Footnotes .......................................     9
      Additional Notes and Information  ...........................    10
      Portfolio of Investments ....................................    11
      Statement of Assets and Liabilities  ........................    22
      Statement of Operations  ....................................    23
      Statements of Changes in Net Assets  ........................    24
      Statement of Cash Flows  ....................................    25
      Financial Highlights  .......................................    26
      Notes to Financial Statements  ..............................    28
      Fund Advisors and Agents ....................................    33

                                   --------

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 CHAIRMAN'S MESSAGE
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to present the Semi-Annual Report for Pilgrim Prime Rate Trust (the "Trust").

On the following pages, the Portfolio Manager will discuss the Trust's milestones and performance, as well as recent market developments. A leader in its class, the Trust has continued to increase shareholder value through strong management and innovative approaches.

We believe you will find the six month results a reflection of the Pilgrim's philosophy to provide core holdings which seek to meet the three key needs of the serious investor:

     1.   Preservation of capital

     2.   Participation in rising markets

     3.   Outperformance in falling markets

Thank you for selecting Pilgrim Prime Rate Trust. We appreciate the confidence you have placed in us in serving your investment needs.


Sincerely,

/s/ Robert W. Stallings

Robert W. Stallings
Chairman and Chief Executive Officer
Pilgrim Group, Inc.
October 15, 1999

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The objective of Pilgrim Prime Rate Trust (the "Trust") is to deliver a high level of current income consistent with the preservation of capital. During the fiscal quarter ended August 31, 1999, the Trust has paid its 136th consecutive dividend. Distributions paid during the quarter totaled $0.198 per share. Based on average month-end net asset value ("NAV") per share, this is equivalent to 8.65%(1) per annum. During the quarter, the Trust's month end NAV ranged between $9.11 and $9.08. The Trust's distribution rates for the period from March 9, 1992 (initial trading on NYSE) through August 31, 1999 in relation to the Prime Rate and LIBOR, an index of the rate of interest at which banks lend to one another, is shown in Chart I.

             Comparative Performance -- Trailing 12 Month Average

              Prime Rate Trust                 Prime Rate Trust
Month Ended        (1)(3)       Prime Rate(4)      (Market)      60-Day LIBOR(5)
-----------   ----------------  -------------  ----------------  ---------------
  3/31/92          7.382%          7.708%           7.397%           5.157%
  4/30/92          7.199%          7.500%           7.239%           4.990%
  5/31/92          7.072%          7.333%           7.142%           4.823%
  6/30/92          6.939%          7.167%           7.034%           4.641%
  7/31/92          6.790%          6.958%           6.895%           4.432%
  8/31/92          6.671%          6.750%           6.779%           4.250%
  9/30/92          6.578%          6.583%           6.697%           4.063%
  10/31/92         6.498%          6.417%           6.621%           3.932%
  11/30/92         6.394%          6.292%           6.533%           3.844%
  12/31/92         6.277%          6.250%           6.417%           3.755%
  1/31/93          6.203%          6.208%           6.354%           3.677%
  2/28/93          6.151%          6.167%           6.305%           3.589%
  3/31/93          6.095%          6.125%           6.267%           3.500%
  4/30/93          6.070%          6.083%           6.229%           3.432%
  5/31/93          6.056%          6.042%           6.196%           3.375%
  6/30/93          6.022%          6.000%           6.141%           3.318%
  7/31/93          5.998%          6.000%           6.112%           3.302%
  8/31/93          6.002%          6.000%           6.110%           3.281%
  9/30/93          5.975%          6.000%           6.070%           3.281%
  10/31/93         5.899%          6.000%           5.989%           3.266%
  11/30/93         5.910%          6.000%           5.985%           3.224%
  12/31/93         5.932%          6.000%           6.018%           3.219%
  1/31/94          5.955%          6.000%           6.040%           3.214%
  2/28/94          5.978%          6.000%           6.055%           3.255%
  3/31/94          6.017%          6.021%           6.080%           3.302%
  4/30/94          6.068%          6.083%           6.103%           3.385%
  5/31/94          6.157%          6.188%           6.163%           3.484%
  6/30/94          6.258%          6.292%           6.243%           3.609%
  7/31/94          6.374%          6.396%           6.331%           3.734%
  8/31/94          6.474%          6.542%           6.404%           3.875%
  9/30/94          6.604%          6.688%           6.518%           4.042%
  10/31/94         6.738%          6.833%           6.637%           4.219%
  11/30/94         6.874%          7.042%           6.758%           4.432%
  12/31/94         7.076%          7.250%           6.971%           4.677%
  1/31/95          7.288%          7.458%           7.269%           4.927%
  2/28/95          7.487%          7.708%           7.533%           5.135%
  3/31/95          7.711%          7.938%           7.831%           5.333%
  4/30/95          7.915%          8.125%           8.119%           5.495%
  5/31/95          8.089%          8.271%           8.367%           5.625%
  6/30/95          8.249%          8.417%           8.588%           5.734%
  7/31/95          8.396%          8.542%           8.825%           5.828%
  8/31/95          8.534%          8.625%           9.034%           5.854%
  9/30/95          8.650%          8.708%           9.189%           5.911%
  10/31/95         8.749%          8.792%           9.335%           5.943%
  11/30/95         8.855%          8.813%           9.488%           5.930%
  12/31/95         8.876%          8.813%           9.506%           5.878%
  1/31/96          8.886%          8.813%           9.432%           5.812%
  2/29/96          8.895%          8.750%           9.351%           5.739%
  3/31/96          8.836%          8.688%           9.215%           5.677%
  4/30/96          8.773%          8.625%           9.084%           5.622%
  5/31/96          8.727%          8.563%           8.983%           5.573%
  6/30/96          8.671%          8.500%           8.874%           5.527%
  7/31/96          8.639%          8.458%           8.760%           5.503%
  8/31/96          8.612%          8.417%           8.679%           5.524%
  9/30/96          8.590%          8.375%           8.606%           5.493%
  10/31/96         8.577%          8.333%           8.571%           5.456%
  11/30/96         8.563%          8.292%           8.530%           5.422%
  12/31/96         8.567%          8.271%           8.486%           5.413%
  1/31/97          8.569%          8.250%           8.455%           5.422%
  2/28/97          8.564%          8.250%           8.434%           5.436%
  3/31/97          8.595%          8.271%           8.431%           5.459%
  4/30/97          8.647%          8.292%           8.439%           5.483%
  5/31/97          8.666%          8.313%           8.411%           5.507%
  6/30/97          8.715%          8.333%           8.425%           5.523%
  7/31/97          8.734%          8.354%           8.415%           5.529%
  8/31/97          8.744%          8.375%           8.384%           5.544%
  9/30/97          8.758%          8.396%           8.371%           5.560%
  10/31/97         8.768%          8.417%           8.313%           5.581%
  11/30/97         8.771%          8.438%           8.248%           5.615%
  12/31/97         8.777%          8.458%           8.206%           5.633%
  1/31/98          8.780%          8.479%           8.168%           5.639%
  2/28/98          8.777%          8.500%           8.128%           5.655%
  3/31/98          8.788%          8.500%           8.125%           5.652%
  4/30/98          8.788%          8.500%           8.107%           5.647%
  5/31/98          8.809%          8.500%           8.109%           5.642%
  6/30/98          8.798%          8.500%           8.094%           5.640%
  7/31/98          8.806%          8.500%           8.098%           5.642%
  8/31/98          8.807%          8.500%           8.101%           5.639%
  9/30/98          8.810%          8.479%           8.114%           5.610%
  10/31/98         8.793%          8.438%           8.127%           5.571%
  11/30/98         8.786%          8.375%           8.155%           5.527%
  12/31/98         8.782%          8.313%           8.220%           5.470%
  1/31/99          8.764%          8.250%           8.242%           5.420%
  2/28/99          8.737%          8.188%           8.259%           5.364%
  3/31/99          8.704%          8.125%           8.259%           5.304%
  4/30/99          8.663%          8.063%           8.259%           5.242%
  5/31/99          8.630%          8.000%           8.261%           5.187%
  6/30/99          8.609%          7.938%           8.260%           5.155%
  7/31/99          8.598%          7.896%           8.272%           5.120%
  8/31/99          8.595%          7.875%           8.293%           5.103%

                                     CHART I

THE TRUST

The Trust invests primarily in senior loans made to large American and Canadian corporations. All investments are made in US dollars and bear interest at rates which adjust to current market conditions periodically. The Trust buys investments from large, sophisticated banks and financial institutions. These institutions typically administer the loans on the Trust's behalf. Investments usually have a final maturity between seven and ten years, but most are repaid within two to five years. Interest rates on most of the loans reset to current market indices every thirty to ninety days. Consequently, the Trust's investments exhibit very low price volatility unlike corporate bonds, whose prices fluctuate significantly in response to changes in interest rates.

Other factors which reduce the risk of the senior loan asset class include (i) senior status among all lenders; (ii) collateral coverage; and (iii) covenants by borrowers to adhere to certain operating and financial standards. Additionally, the Trust maintains a highly diversified portfolio, which limits the adverse effect of loan defaults on the Trust's performance.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

The two to ten year lifecycle of senior loan investments suggests that investors should have a moderate to long term investment horizon when investing in the Trust. The Trust seeks to provide a high degree of principal stability relative to the traditional fixed income component of an appropriately diversified investment portfolio.

MARKET PLACE

When writing this letter twelve months ago, we had just experienced the Russian default, the salvage of Long Term Capital Management and were threatened by what appeared to be a steady decline in global economic activity.

In the last year, Asia appears, at least for now, to be well on the way to healing itself; Japan is struggling to contain an overstrong, not a weak currency; most European economics are learning to live with if not love the weak Euro; our Federal Reserve has raised interest rates twice, as we foreshadowed in our May letter, to try to restrain the apparently boundless energy of the US economy where the willingness of the American consumer to spend (and not save) has continued to shroud relatively poor productivity improvements.

Against this backdrop, the performance of most companies in the Trust's portfolio has been good. The supply of new transactions has been robust. Demand for senior loans has abated somewhat during the past quarter and pricing has remained stable and attractive in the market.

Challenging credits continue to emerge but overall, the quality of the Trust's portfolio and the prospects for attractive ultimate recovery values in those pockets of the portfolio which are troubled remain good.

ASSET QUALITY

Non-performing loans have fallen during the quarter. From May 31, 1999 when non-performing loans represented 1.48% and 2.13% of total assets and net assets respectively, by August 31, 1999, the comparable measures had declined to 0.62% and 0.91%. It is the nature of the senior loan asset class for defaults to occur. We expect to see further defaults in 1999, especially in the Long Term Care sector of the Healthcare Industry. Loans to companies in the Residential/Long Term Care and Hospitals segment represent 6.6% of the overall portfolio. The problems in this sector have arisen from recent changes to Medicare reimbursement practices which had been forecast to generate savings of $8 billion over five years. Changes of this level had been factored in to our analysis of the industry and of its largest enterprises. In reality, about $17 billion has been removed from the cash flows of nursing homes directly as a result of changes made by government. This dramatic difference in outcomes has not been manageable for the largest companies in the sector. Virtually all of them are having to find ways to re-configure both their businesses and their balance sheets to accommodate the changed reimbursement scenario. The successful recapitalization and operation of these companies will hinge on the quality of management; the commitment of capital and governance resources by equity sponsors; and the willingness of investors to reconfigure or eliminate their claims against these enterprises. We believe that there is long term value in this sector and as senior, secured investors, we will benefit in the long run from reduced financial leverage and the stability which will return to revenues as the sector absorbs changed reimbursement practices over the next three to five years.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

MARKET PRICE FOR TRUST SHARES

Chart II shows the Trust's share price over the last twelve months and compares it to the Trust's NAV. The resulting premium is shown in the shaded area at the bottom of the chart. As mentioned in our May Letter to Shareholders, the widening premium exhibited increased opportunities for shareholders to acquire new shares under the Trust's shelf programs. For more complete information, including charges and expenses for purchasing shares under the shelf programs please call Pilgrim Securities at 1-800-334-3436, extension 8112. Please read the prospectus carefully before investing or sending money.

                            PILGRIM PRIME RATE TRUST

DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
05/28/99   9.500     9.100     4.40          03/19/99   9.313     9.210     1.11
05/21/99   9.375     9.100     3.02          03/12/99   9.438     9.200     2.58
05/14/99   9.313     9.080     2.56          03/05/99   9.500     9.240     2.81
05/07/99   9.438     9.070     4.05          02/26/99   9.563     9.240     3.49
04/30/99   9.438     9.170     2.92          02/19/99   9.500     9.230     2.92

04/23/99   9.438     9.160     3.03          02/12/99   9.500     9.230     2.93
04/16/99   9.313     9.140     1.89          02/05/99   9.438     9.280     1.70
04/09/99   9.375     9.130     2.68          01/29/99   9.563     9.270     3.16
04/02/99   9.438     9.190     2.69          01/22/99   9.438     9.270     1.81
03/26/99   9.375     9.230     1.57          01/15/99   9.313     9.260     0.57

                                             01/08/99   9.313     9.250     0.68
                                             01/01/99   9.313     9.230     0.89


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/25/98  10.000     9.280     7.76          06/26/98   9.938     9.340     6.40
12/11/98  10.000     9.330     7.18          06/19/98   9.938     9.320     6.63
12/11/98   9.938     9.320     6.63          06/12/98  10.000     9.310     7.41
12/04/98  10.000     9.300     7.53          06/05/98  10.125     9.370     8.06
11/27/98  10.000     9.280     7.76          05/29/98  10.250     9.360     9.51
11/20/98  10.000     9.330     7.18          05/22/98  10.188     9.330     9.19

11/13/98   9.938     9.320     7.76          05/15/98  10.188     9.310     9.43
11/06/98  10.000     9.300     7.18          05/08/98  10.063     9.290     8.32
10/30/98  10.000     9.300     6.63          05/01/98  10.125     9.340     8.10
10/23/98  10.000     9.350     7.53          04/24/98  10.000     9.330     7.18
10/16/98   9.938     9.340     7.76          04/17/98  10.063     9.320     7.97

10/02/98   9.938     9.320     7.76          04/10/98   9.938     9.300     6.85
09/25/98  10.000     9.310     7.18          04/03/98  10.063     9.360     7.51
09/18/98  10.125     9.370     6.63          03/27/98   9.875     9.340     5.73
09/11/98  10.250     9.360     7.53          03/20/98  10.000     9.330     7.18
09/04/98  10.188     9.330     7.76          03/13/98  10.125     9.310     8.75

08/28/98  10.188     9.310     7.76          03/06/98  10.250     9.290    10.33
08/21/98  10.063     9.290     7.18          02/27/98  10.313     9.340    10.41
08/14/98  10.125     9.340     6.63          02/20/98  10.313     9.340    10.41
08/07/98  10.000     9.280     7.53          02/13/98  10.250     9.340     9.74
07/31/98  10.000     9.330     7.76          02/06/98  10.250     9.320     9.98

07/24/98   9.938     9.320     7.76          01/30/98  10.250     9.380     9.28
07/17/98  10.000     9.300     6.63          01/23/98  10.500     9.360    12.18
07/10/98  10.000     9.300     7.53          01/16/98  10.313     9.340    10.41
07/03/98  10.063     9.350     7.76          01/09/98  10.313     9.330    10.53
                                             01/02/98  10.313     9.310    10.77


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/26/97  10.375     9.390    10.49          07/04/97  10.000     9.430     6.04
12/19/97  10.375     9.380    10.61          06/27/97  10.031     9.420     6.49
12/12/97  10.250     9.360     9.51          06/20/97  10.125     9.400     7.71
12/05/97  10.250     9.340     9.74          06/13/97  10.125     9.390     7.83
11/28/97  10.250     9.390     9.16          06/06/97  10.063     9.370     7.39
11/21/97  10.188     9.390     8.49          05/30/97  10.063     9.420     6.82
11/14/97  10.188     9.360     8.84          05/23/97  10.125     9.400     7.71

11/07/97  10.250     9.350     9.63          05/16/97   9.875     9.380     5.28
10/31/97  10.250     9.400     9.04          05/09/97  10.000     9.370     6.72
10/24/97  10.313     9.390     9.82          05/02/97  10.000     9.420     6.16
10/17/97  10.188     9.380     8.61          04/25/97  10.000     9.420     6.16
10/10/97  10.188     9.360     8.84          04/18/97  10.125     9.400     7.71

10/03/97  10.250     9.410     8.93          04/11/97  10.125     9.380     7.94
09/26/97  10.188     9.390     8.49          04/04/97  10.125     9.440     7.26
09/19/97  10.188     9.380     8.61          03/28/97   9.875     9.420     4.83
09/12/97  10.125     9.350     8.29          03/21/97   9.750     9.410     3.61
09/05/97  10.125     9.330     8.52          03/14/97  10.000     9.390     6.50

08/29/97  10.125     9.400     7.71          03/07/97  10.000     9.400     6.38
08/22/97  10.125     9.380     7.94          02/28/97   9.875     9.450     4.50
08/15/97  10.188     9.370     8.72          02/21/97   9.875     9.430     4.72
08/08/97  10.125      n.a.      n.a          02/14/97  10.000      n.a.      n.a
08/01/97  10.188     9.430     8.03          02/07/97   9.750     9.410     3.61

07/25/97  10.125     9.410     7.60          01/31/97   9.750     9.460     3.07
07/18/97  10.000     9.380     6.61          01/24/97   9.813     9.440     3.95
07/11/97  10.000     9.380     6.61          01/17/97   9.750     9.430     3.39
                                             01/10/97   9.875     9.410     4.94
                                             01/03/97   9.875     9.390     5.17


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/27/96   9.750     9.380     3.94          06/28/96   9.750     9.610     1.46
12/20/96   9.750      n.a.     n.a.          06/21/96   9.625     9.590      .36
12/13/96   9.625     9.410     2.28          06/14/96   9.750     9.570     1.88
12/06/96   9.375     9.390     -.16          06/07/96   9.625     9.560      .68
11/29/96   9.375     9.450     -.79          05/31/96   9.500     9.610    -1.14
11/22/96   9.375     9.430     -.58          05/24/96   9.625     9.590      .36
11/15/96   9.375     9.560    -1.94
                                             05/17/96   9.625     9.570      .57
11/08/96   9.250     9.560    -3.24          05/10/96   9.500     9.560     -.63
11/01/96   9.438     9.610    -1.80          05/03/96   9.625     9.600      .26
10/25/96   9.625     9.600      .26          04/26/96   9.500     9.580     -.84
10/18/96   9.625     9.580      .47          04/19/96   9.625     9.570      .57
10/11/96   9.750     9.570     1.88
                                             04/12/96   9.625     9.550      .79
10/04/96   9.875     9.620     2.65          04/05/96   9.500     9.540     -.42
09/27/96   9.875     9.600     2.86          03/29/96   9.625     9.610      .16
09/20/96   9.625     9.580      .47          03/22/96   9.375     9.590    -2.24
09/13/96  10.000     9.560     4.60          03/15/96   9.375     9.570    -2.04
09/06/96   9.875      n.a.     n.a.
                                             03/08/96   9.375      n.a.     n.a.
08/30/96   9.875     9.600     2.86          03/01/96   9.375     9.610    -2.45
08/23/96   9.875     9.600     2.86          02/23/96   9.500     9.610    -1.14
08/16/96   9.875     9.580     3.08          02/16/96   9.375     9.590    -2.24
08/09/96   9.875     9.560     3.29          02/09/96   9.375     9.580    -2.14
08/02/96   9.813     9.620     2.00
                                             02/02/96   9.313     9.640    -3.40
07/26/96   9.750     9.600     1.56          01/26/96   9.375     9.620    -2.55
07/19/96   9.625     9.580      .47          01/19/96   9.375     9.620    -2.55
07/12/96   9.625     9.570      .57          01/12/96   9.375     9.600    -2.34
07/05/96   9.750     9.550     2.09          01/05/96   9.375     9.590    -2.24


DATE      PRICE      NAV      %PREM          DATE      PRICE      NAV      %PREM
--------------------------------------------------------------------------------
12/29/95   9.250     9.580    -3.44          07/14/95   9.000     9.620    -6.44
12/22/95   9.375     9.630    -2.65          07/07/95   9.125     9.600    -4.95
12/15/95   9.375     9.630    -2.65          06/30/95   9.125     9.650    -5.44
12/08/95   9.250     9.610    -3.75          06/23/95   9.125     9.650    -5.44
                                             06/16/95   9.000     9.630    -6.54
12/01/95   9.125     9.670    -5.64
11/24/95   9.125     9.650    -5.44          06/09/95   9.125     9.620    -5.15
11/17/95   9.250     9.620    -3.85          06/02/95   9.000     9.670    -6.93
11/10/95   9.000     9.620    -6.44          05/26/95   8.875     9.660    -8.13
11/03/95   9.125     9.670    -5.64          05/19/95   9.000     9.640    -6.64
                                             05/12/95   8.875     9.620    -7.74
10/27/95   9.250     9.660    -4.25
10/20/95   9.250     9.640    -4.05          05/05/95   8.875     9.600    -7.55
10/13/95   9.375     9.620    -2.55          04/28/95   8.875     9.660    -8.13
10/06/95   9.375     9.610    -2.45          04/21/95   8.875     9.640    -7.94
09/29/95   9.375     9.660    -2.95          04/14/95   8.750     9.620    -9.04
                                             04/07/95   8.750     9.610    -8.95
09/22/95   9.250     9.640    -4.05
09/15/95   9.375     9.630    -2.65          03/31/95   8.750     9.670    -9.51
09/08/95   9.250     9.610    -3.75          03/24/95   8.750     9.650    -9.33
09/01/95   9.250     9.670    -4.34          03/17/95   8.750     9.630    -9.14
08/25/95   9.250     9.640    -4.05          03/10/95   8.750     9.610    -8.95
                                             03/03/95   8.750     9.660    -9.42
08/18/95   9.125     9.620    -5.15
08/11/95   9.000     9.610    -6.35
08/04/95   9.125     9.670    -5.64
07/28/95   9.000     9.650    -6.74
07/21/95   8.875     9.630    -7.84

Source: Bloomberg
        Past performance is no guarantee of future results


                                    Chart II

OUTLOOK

The opening weeks of the new fiscal quarter are likely to produce a good selection of new transactions from which to select assets. The closer we get to the twenty-first century, however, the murkier the outlook for primary issuance. Few new investments will be made by equity sponsors if systems integration might be compromised by the fear of computer problems at year-end. On the other hand, an abnormally high degree of window dressing and liquidity raising exercises may result in some unusual opportunities for liquid investors in the last months of 1999. The Trust will try to be even more selective during this period.

We encourage your questions and comments.

/s/ Howard Tiffen

Howard Tiffen
President, COO, and
Senior Portfolio Manager
Pilgrim Prime Rate Trust
September 22, 1999

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 SHAREHOLDER LETTER FOOTNOTES
--------------------------------------------------------------------------------

(1) Distribution rate is calculated by dividing the total distributions of $0.198 per share by average month-end net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of Market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate may or may not include all investment income, and ordinarily will not include capital gains or losses, if any.

(2) The distribution rate in Chart I is the average of the Trust's distribution rates for the preceding twelve months. Distribution rates are calculated by annualizing each monthly dividend and dividing the resulting annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE composite closing price (in the case of market) at the end of each month.

(3)  Source: Bloomberg Financial Markets.

(4) LIBOR is the London Inter-Bank Offered Rate and is the benchmark for determining the interest paid on more than 90% of the senior loans in the Trust's portfolio.

PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THIS LETTER CONTAINS STATEMENTS THAT MAY BE "FORWARD-LOOKING STATEMENTS". ACTUAL RESULTS COULD DIFFER MATERIALLY FROM THOSE PROJECTED IN THE "FORWARD-LOOKING STATEMENTS".

THE VIEWS EXPRESSED IN THIS LETTER REFLECT THOSE OF THE PORTFOLIO MANAGER, ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATISTICS AND PERFORMANCE as of August 31, 1999
--------------------------------------------------------------------------------

                           PORTFOLIO CHARACTERISTICS

    Net Assets                                       $1,218,926,146
    Assets Invested in Senior Loans*                 $1,738,658,417
    Total Number of Senior Loans                                181
    Average Amount Outstanding per Loan                  $9,605,848
    Total Number of Industries                                   34
    Average Loan Amount per Industry                    $51,137,012
    Portfolio Turnover Rate (YTD)                               40%
    Weighted Average Days to Interest Rate Reset            37 days
    Average Loan Maturity                                 64 months
    Average Age of Loans Held in Portfolio                11 months

     * Includes loans and other debt received through restructures


                          TOP 10 INDUSTRIES AS A % OF

                                                NET ASSETS     TOTAL ASSETS
                                                ----------     ------------

    Telecommunications                              11.6%           8.0%
    Buildings and Real Estate                        9.6%           6.6%
    Residential/Long Term Care and Hospitals         9.6%           6.6%
    Chemicals, Plastics and Rubber                   8.2%           5.7%
    Electronics                                      7.3%           5.0%
    Automobile                                       6.6%           4.5%
    Medical Services and Products                    5.9%           4.1%
    Aerospace and Defense                            5.9%           4.0%
    Personal, Food and Miscellaneous Services        5.7%           3.9%
    Diversified/Conglomerate Services                5.2%           3.5%


                         TOP 10 SENIOR LOANS AS A % OF

                                                NET ASSETS     TOTAL ASSETS
                                                ----------     ------------

    Allied Waste Industries                        2.9%            2.0%
    Mafco Finance Corp.                            2.6%            1.8%
    Ventas Inc.                                    2.1%            1.4%
    Lyondell Petrochemical Co.                     2.1%            1.4%
    Avis Rent-A-Car, Inc.                          2.1%            1.4%
    Community Health Systems Inc.                  2.0%            1.4%
    Mariner Post-Accute Network                    1.9%            1.3%
    Omnipoint Corp.                                1.9%            1.3%
    Gaylord Container Corp.                        1.8%            1.2%
    Papa Gino's Inc.                               1.7%            1.2%

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATISTICS AND PERFORMANCE as of August 31, 1999
--------------------------------------------------------------------------------

                         YIELDS AND DISTRIBUTION RATES

                              (NAV)       (MKT)      Annualized      Annualized
                    Prime  30-Day SEC  30-Day SEC   Distribution    Distribution
Quarter-ended       Rate     Yield A     Yield A    Rate at NAV B  Rate at MKT B
-------------       -----  ----------  ----------   -------------  -------------
August 31, 1999     7.75%     8.74%       8.43%         8.65%           8.35%
May 31, 1999        7.75%     8.78%       8.40%         8.52%           8.20%
February 28, 1999   7.75%     8.28%       7.99%         8.56%           8.27%
November 30, 1998   7.75%     9.02%       8.68%         8.74%           8.42%


                          AVERAGE ANNUAL TOTAL RETURNS

                                             NAV         MKT
                                            -----       -----

       1 Year                                6.51%       2.84%
       3 Years                               7.51%       7.57%
       5 Years                               8.02%       8.45%
       10 Years                              8.05%       N/A
       Since Trust Inception F,H             8.29%       N/A
       Since Initial Trading on NYSE G        N/A        9.82%

Assumes rights were exercised and excludes sales charges and commissions C,D,E

Performance data represents past performance and is no guarantee of future results.

                      See performance footnotes on page 9.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PERFORMANCE FOOTNOTES
--------------------------------------------------------------------------------

(A) Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve month period to derive the Trust's yield consistent with the SEC standardized yield formula for open-end investment companies.

(B) The distribution rate is calculated by annualizing each monthly dividend, then averaging the annualized dividends declared for each month during the quarter and dividing the resulting average annualized dividend amount by the Trust's net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at the end of the period.

(C) Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price. The Trust's average annual returns on a market basis and assuming rights were exercised through August 31, 1999 were 2.84% and 8.45% for the one and five year periods, respectively. The Trust's average annual total return assuming an initial investment at NAV with a 3% sales charge and assuming an ending value at market and assuming rights were exercised through August 31, 1999, was 9.29% for the ten-year period. The average annual total returns based on market price assuming rights were exercised with a brokerage commission are not presented.

(D) On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

(E) On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09. Offering costs of $6,972,203 were charged against the offering proceeds.

(F)  Inception Date -- May 12, 1988.

(G)  Initial Trading on NYSE -- March 9, 1992.

(H)  Reflects partial waiver of fees.


     PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE TRUST WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

                           Pilgrim Prime Rate Trust


--------------------------------------------------------------------------------
 ADDITIONAL NOTES AND INFORMATION
--------------------------------------------------------------------------------

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program", formerly known as the Dividend Reinvestment and Cash Purchase Plan) which allows shareholders a simple way to reinvest dividends and capital gains distributions, if any, in additional shares of the Trust. The Program also offers Trust shareholders the ability to make optional cash investments in any amount from $100 to $5,000 on a monthly basis. Amounts in excess of $5,000 require prior approval of the Trust. DST Systems, Inc., the Trust's Transfer Agent, is the Administrator for the Program.

For dividend reinvestment purposes, the Administrator will purchase shares of the Trust on the open market when the market price plus estimated commissions is less than the net asset value on the valuation date. The Trust may issue new shares when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by the Administrator when the market price plus estimated commissions is less than the net asset value on the valuation date. New shares may be issued by the Trust when the market price plus estimated commissions is equal to or exceeds the net asset value on the valuation date.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro-rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or our Shareholder Services Department at (800) 992-0180.


KEY FINANCIAL DATES -- Calendar 1999 Dividends:

     DECLARATION DATE     EX-DATE       PAYABLE DATE
     ----------------     -------       ------------

       January 29       February 8      February 23
       February 26      March 8         March 22
       March 31         April 8         April 22
       April 30         May 6           May 24
       May 28           June 8          June 22
       June 30          July 8          July 22
       July 30          August 6        August 23
       August 31        September 8     September 22
       September 30     October 6       October 22
       October 28       November 8      November 22
       November 30      December 8      December 22
       December 20      December 28     January 13, 2000

RECORD DATE WILL BE TWO BUSINESS DAYS AFTER EACH EX-DATE. THESE DATES ARE SUBJECT TO CHANGE.

STOCK DATA

The Trust's shares are traded on the New York Stock Exchange (Symbol: PPR). Effective November 16, 1998 the Trust's name changed to Pilgrim Prime Rate Trust and its cusip number became 72146W 10 3. Prior to November 16, 1998 the Trust's name was Pilgrim America Prime Rate Trust and its cusip number was 720906 10 6. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                 SENIOR LOANS*

          (Dollar weighted portfolio interest reset period is 37 days)

Principal
Amount                                                                    Loan      Stated
(000's)                           Industry/Borrower                       Type     Maturity      Value
---------     ---------------------------------------------------------  ------    --------   -----------
              AEROSPACE AND DEFENSE: 5.9%
 $ 14,850     Avborne (aircraft maintenance)                              Term B    06/30/03   $ 14,850,000
    8,798     Erickson Air-Crane Co. (heavy lift helicopters)             Term B    12/31/04      8,093,700
    8,772     New Piper Aircraft, Inc. (aircraft manufacturer)            Term      04/15/05      8,772,180
    6,390     Piedmont Aviation Services (airport facility operator)      Term B    07/23/06      6,389,830
    6,390      Piedmont Aviation Services                                 Term C    07/23/07      6,389,830
    2,494     Stellex Industries, Inc. (aerospace & defense parts mfg.)   Term B    09/30/06      2,494,318
    4,355     Technetics Corp. (aircraft engine components)               Term      06/20/02      4,354,740
    5,000     Titan Corp. (defense electronics contractor)                Term B    05/10/05      5,000,000
   14,973     TRANSTAR (aluminum distribution)                            Term B    01/20/06     14,973,214
                                                                                               ------------
                                                                                                 71,317,812
                                                                                               ------------
              AUTOMOBILE: 6.6%
    4,962     Autosystems manufacturing, Inc. (automotive lighting)       Term B    05/31/04      4,863,250
    4,963      Autosystems manufacturing, Inc.                            Term C    05/31/05      4,863,250
   12,500     Avis Rent-A-Car (automotive leasing)                        Term B    06/30/06     12,500,000
   12,500      Avis Rent-A-Car                                            Term C    06/30/07     12,500,000
    9,800     Cambridge Industries, Inc. (automotive plastics)            Term B    06/30/05      9,800,000
    9,351      Capital Tool & Design (brake backing plates)               Term B    07/19/03      9,350,099
    8,767     Global Metal Technologies, Inc. (automotive parts)          Term B    03/12/05      8,767,420
    7,101     Safelite Glass Corp. (automobile windshield replacement)    Term B    12/23/04      7,101,000
    7,101      Safelite Glass Corp.                                       Term C    12/23/05      7,101,000
    3,333     Venture Holdings (auto supplier/plastics)                   Term B    04/05/05      3,333,333
                                                                                               ------------
                                                                                                 80,179,352
                                                                                               ------------
              BANKING: 1.5%
      837     Alliance Data Systems (banking)                             Term A    03/04/06        837,054
   14,700      Alliance Data Systems                                      Term B    10/31/05     14,700,000
    2,149      Alliance Data Systems                                      US Term   03/04/06      2,149,295
                                                                                               ------------
                                                                                                 17,686,349
                                                                                               ------------
              BEVERAGE, FOOD AND TOBACCO: 3.4%
    2,833     Edward's Baking Co. (food service bakery)                   Term A    09/30/03      2,691,667
    3,292      Edward's Baking Co.                                        Term B    09/30/05      3,127,083
    3,292      Edward's Baking Co.                                        Term C    09/30/05      3,127,084
   13,720     Empire Kosher Poultry (kosher chicken and poultry)          Term B    07/31/04     13,720,000
    5,000     Houston Process (meat products producer)                    Term B    12/18/05      4,999,995
    7,074     Imperial Holly Corp. (sugar producer)                       Term A    12/31/05      7,074,799
    6,508      Imperial Holly Corp.                                       Term B    12/31/05      6,508,033
                                                                                               ------------
                                                                                                 41,248,661
                                                                                               ------------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan          Stated
(000's)                          Industry/Borrower                           Type         Maturity       Value
---------    -----------------------------------------------------------    ------        --------    ------------
             BROADCASTING: 5.1%
 $ 8,000     Benedek Broadcasting Corp. (television broadcasting)           Term B         11/20/07   $  8,000,000
   2,087     Capstar Radio Broadcasting (radio broadcasting)                Revolver       11/30/04      2,086,842
   2,309      Capstar Radio Broadcasting                                    Term A         11/30/04      2,309,211
   4,000     Charter Communications Operating, LLC (cable television)       Term B         03/17/08      4,000,000
   9,955     Intermedia Partners IV (cable television)                      Term           01/01/05      9,954,545
   1,642     Liberman Broadcasting, Inc. (spanish radio/tv)                 Revolver       03/31/05      1,641,600
   7,840      Liberman Broadcasting, Inc.                                   Term B         09/30/05      7,840,000
  17,000     Telemundo (television broadcasting)                            Term B         12/28/06     17,000,000
   4,000     Z Spanish (radio broadcasting)                                 Bridge TL (A)  03/31/06      4,000,000
   5,000      Z Spanish                                                     Term           03/31/06      5,000,000
                                                                                                      ------------
                                                                                                        61,832,198
                                                                                                      ------------
             BUILDINGS AND REAL ESTATE: 9.6%
   6,000     Dayton Superior Corp. (concrete/masonry accessories)           Term           09/29/05      6,000,000
   5,406     Falcon Building Products (building products)                   Term B         06/30/05      5,405,895
   6,600     Imperial Home Decor Group (home accessories)                   Term B         03/13/05      6,600,000
   3,400      Imperial Home Decor Group                                     Term C         03/13/06      3,400,000
   6,400     Juno Lighting (recess/track lighting)                          Term B         11/30/06      6,400,000
   7,761     Kevco Inc. (manufactured home components)                      Term B         02/02/05      7,761,110
   9,939     Meditrust Corp. (real estate investment trust)                 Revolver       07/15/01      9,938,676
   6,500      Meditrust Corp.                                               Term D         07/15/01      6,500,000
  10,000     National Golf Operating Partnership (golf course REIT)         Term B         07/22/04     10,000,000
   5,000     Prison Realty (owner/operator of prison facilities)            Term C         12/31/02      5,000,000
  11,233     Tree Island Industries (nail and wire products)                Term B         03/31/03     11,233,000
   6,187     US Aggregates (aggregate, asphalt, concrete manufacturer)      Term B         03/31/06      6,187,143
   7,500     Vantas, Inc. (executive office suite provider)                 Term B         09/04/09      7,500,000
   1,912     Ventas, Inc. (real estate investment trust)                    Bridge TL (A)  11/05/99      1,912,426
   1,259      Ventas, Inc.                                                  Term A         05/05/01      1,259,281
  22,486      Ventas, Inc.                                                  Term B         05/05/03     22,486,296
                                                                                                      ------------
                                                                                                       117,583,827
                                                                                                      ------------
             CARGO TRANSPORT: 2.4%
   5,344     Atlas Freighter Leasing (air cargo carrier)                    Term           05/29/04      5,344,435
   2,709     Evergreen International Aviation, Inc. (air cargo carrier)     Term B         05/31/02      2,709,006
   1,368      Evergreen International Aviation, Inc.                        Term B         05/31/02      1,367,553
     385      Evergreen International Aviation, Inc.                        Term B-1       05/19/03        385,260
   5,000     Havco Wood Products, Inc. (wood flooring)                      Term B         09/30/06      5,000,000
   9,000     Omnitrax, Inc. (rail operator)                                 Term           05/12/05      9,000,000
   5,852     Terex Corp. (construction and mining capital equipment)        Term C         03/06/06      5,852,000
                                                                                                      ------------
                                                                                                        29,658,254
                                                                                                      ------------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan      Stated
(000's)                           Industry/Borrower                          Type     Maturity      Value
----------   -----------------------------------------------------------   --------   --------   ------------
             CHEMICALS, PLASTICS AND RUBBER: 8.2%
 $ 9,818     Acadia Elastomers Corp. (specialty chemicals)                 Term       02/17/04   $  9,817,518
  11,170     Cedar Chemical Corp. (specialty chemicals)                    Term B     10/30/03     11,170,050
  14,925     Euro United Corp. (plastic products)                          Term B     05/31/01     14,925,000
   7,125     Foam Fabrics Inc. (styrofoam products)                        Term A     03/05/05      7,125,000
   3,527     Foamex, L.P. (polyurethane foam)                              Term B     06/30/05      3,526,880
   3,206      Foamex, L.P.                                                 Term C     06/30/06      3,206,254
   2,117     Huntsman Corp. (industrial chemicals)                         Revolver   12/31/02      2,116,856
     476      Huntsman Corp.                                               Term A     12/31/02        475,560
   3,442      Huntsman Corp.                                               Term B     10/07/04      3,442,437
   2,000     Huntsman Specialty (specialty chemicals)                      Term B     03/15/04      2,000,000
   2,000      Huntsman Specialty                                           Term C     03/15/05      2,000,000
   5,000     Identity Group, Inc. (office product manufacturer)            Term B     05/07/07      5,000,000
  10,875     Lyondell Petrochemical Company (petrochemicals)               Term A     07/23/03     10,875,214
   2,796      Lyondell Petrochemical Company                               Term B     07/23/05      2,795,502
  11,958      Lyondell Petrochemical Company                               Term E     05/20/06     11,957,500
   5,102     NEN Life Sciences Products (biochemicals)                     Term B     12/31/04      5,102,041
   4,667     Texas Petrochemical Corp. (industrial chemicals)              Term B     06/30/04      4,666,667
                                                                                                 ------------
                                                                                                  100,202,479
                                                                                                 ------------
             CONTAINERS, PACKAGING AND GLASS: 4.5%
   9,000     Blue Ridge Paper Products (paper producer)                    Term B     05/14/06      9,000,000
   1,769     Gaylord Container Corporation (corrugated containers)         Revolver   06/19/03      1,768,670
  19,797      Gaylord Container Corporation                                Term       06/19/03     19,797,069
   5,000     Impaxx Inc. (industrial labeling & packaging)                 Term C     12/31/05      5,000,000
   4,000     Pacifica Paper Inc. (manufacturer of value added paper)       Term B     03/12/06      4,000,000
   9,900     Pretium Packaging LLC (plastic packaging)                     Term B     07/29/06      9,900,020
   5,498     RIC Holdings Inc. (Riverwood) (paper and pulp company)        Term A     02/28/03      5,497,622
                                                                                                 ------------
                                                                                                   54,963,381
                                                                                                 ------------
             DIVERSIFIED/CONGLOMERATE MANUFACTURING: 3.1%
   9,950     Allied Digital Technologies Corp. (multimedia manufacturer)   Term B     12/31/05      9,950,000
   6,250     General Cable Corp. (copper cable mfg.)                       Term B     05/24/07      6,250,000
   4,000     Holmes Products Corp. (consumer products manufacturer)        Term B     02/15/07      4,000,000
   2,500     Mueller Group, Inc. (cast iron & brass products)              Term B     08/12/06      2,500,000
   2,500      Mueller Group, Inc.                                          Term C     08/12/07      2,500,000
   5,863     Private Business, Inc. (banking services & software)          Term B     08/19/06      5,863,236
   7,000     United Pet Group (pet supplies manufacturer)                  Term B     03/31/06      7,000,000
                                                                                                 ------------
                                                                                                   38,063,236
                                                                                                 ------------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan      Stated
(000's)                           Industry/Borrower                          Type     Maturity      Value
-----------   ----------------------------------------------------------   --------   --------   -----------
              DIVERSIFIED/CONGLOMERATE SERVICES: 5.2%
  $ 5,000     Barjan Products (truck stop distributor)                     Term B     05/31/06   $ 5,000,000
    2,936     Enterprise Profit Solutions Corp. (business services
              outsourcing)                                                 Term       09/25/02     2,935,714
   30,635     MAFCO Financial Corp. (diversified services and
              entertainment)                                               Term A     04/16/00    30,634,615
      788      MAFCO Financial Corp.                                       Revolver   04/16/00       787,500
   11,811     Outsourcing Solutions (accounts receivable management)       Term B     11/06/03    11,811,173
    6,880      Outsourcing Solutions                                       Term C     10/15/04     6,879,609
    2,500     URS Corp. (consulting company)                               Term B     06/09/06     2,500,000
    2,500      URS Corp.                                                   Term C     06/09/07     2,500,000
                                                                                                 -----------
                                                                                                  63,048,611
                                                                                                 -----------
              ECOLOGICAL: 3.7%
   15,909     Allied Waste (waste management)                              Term B     07/12/06    15,909,091
   19,090      Allied Waste                                                Term C     07/12/07    19,090,910
    5,700     Clean Harbors, Inc. (environmental services)                 Term       05/08/00     5,700,000
    4,562     Rumpke (waste management)                                    Term A     09/26/02     4,562,500
                                                                                                 -----------
                                                                                                  45,262,501
                                                                                                 -----------
              EDUCATION AND CHILDCARE: 2.2%
    9,258     Children's Discovery Centers (daycare and education)         Term       08/10/04     9,257,813
   12,500     The Brown Schools (behavioral healthcare)                    Term B     06/30/04    12,500,000
    5,000      The Brown Schools                                           Term C     06/30/05     5,000,000
                                                                                                 -----------
                                                                                                  26,757,813
                                                                                                 -----------
              ELECTRONICS: 7.3%
      469     Decision One Corp. (electronic equipment)                    Revolver   08/31/03       225,257
    2,649      Decision One Corp.                                          Term A     08/31/03     1,271,432
    6,299      Decision One Corp.                                          Term B     08/31/05     3,023,521
    9,491     Dynamic Details Silicon, Inc. (circuit board manufacturer)   Term B     04/22/05     9,491,000
    5,348     Intri-Plex Technologies, Inc. (disk drive component
              manufacturer)                                                Term       09/30/02     5,080,435
    7,000     Knowles Electronics (manufacturers, transducers)             Term B     06/29/07     7,000,000
    9,444     Mitel Corp. (semiconductor manufacturing)                    Term B     06/02/04     9,444,091
    8,143     OK Industries, Inc. (circuit board manufacturing systems)    Term       10/31/02     8,142,857
    4,334     RSP Manufacturing (electronic enclosures)                    Term B     06/30/04     4,334,074
    9,306     Sarcom, Inc. (systems integration)                           Term       11/20/02     9,305,556
    7,704     Semiconductor Components (semiconductors)                    Term B     08/04/06     7,703,704
    8,296      Semiconductor Components                                    Term C     08/04/07     8,296,296
    7,500     Stonebridge Technologies, Inc. (enterprise computing)        Term       07/27/05     7,500,000
    8,300     Viasystems Group, Inc. (electronic equipment)                Term C     06/30/05     8,300,000
                                                                                                 -----------
                                                                                                  89,118,223
                                                                                                 -----------
              FARMING AND AGRICULTURE: 0.4%
    5,000     Purina Mills, Inc. (animal nutrition products)               Term B     01/20/06     5,000,000
                                                                                                 -----------
                                                                                                   5,000,000
                                                                                                 -----------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                      Loan       Stated
(000's)                          Industry/Borrower                          Type      Maturity      Value
----------   ---------------------------------------------------------   ----------   --------   -----------
             FINANCE: 3.0%
 $ 8,000     Bridge Information Systems (news services)                  Term B       05/29/05   $ 8,000,000
   2,420      Bridge Information Systems                                 Lease-4      04/01/01     2,419,548
   4,620      Bridge Information Systems                                 Lease-6      04/01/01     4,619,719
   5,823     National Partnership Investments Corp. (asset management)   Term         06/30/01     5,822,902
   5,163     Rent-A-Center, Inc. (home appliances rental company)        Term B       01/31/06     5,163,454
   6,913      Rent-A-Center, Inc.                                        Term C       01/31/07     6,912,900
   4,250     Value Asset Management, Inc. (money management)             Term B       04/28/03     4,250,000
                                                                                                 -----------
                                                                                                  37,188,523
                                                                                                 -----------
             GROCERY: 1.9%
   1,917     Pathmark Stores, Inc. (mid-atlantic supermarkets)           Revolver     06/15/01     1,917,355
   1,412      Pathmark Stores, Inc.                                      Term A       06/15/01     1,412,406
   9,022      Pathmark Stores, Inc.                                      Term B       12/15/01     9,022,478
     273     Schwegmann Giant Supermarket (Louisiana
             supermarkets)(1)(2)                                         Revolver B   01/31/04       163,880
     402      Schwegmann Giant Supermarket(1)(2)                         Revolver C   08/04/99       241,468
  17,767      Schwegmann Giant Supermarket(1)(2)                         Term B       07/30/02    10,659,966
                                                                                                 -----------
                                                                                                  23,417,553
                                                                                                 -----------
             HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE
             CONSUMER PRODUCTS: 2.6%
     723     American Blind and Wallpaper (furniture and home
             furnishings)                                                Term         12/29/05       722,983
   8,755     Desa International (heaters and fireplaces)                 Term         11/26/04     8,755,000
  15,489     ICON Health & Fitness Co. (exercise equipment)              Term B       11/14/01    15,489,375
   7,091     Pebble Beach Co. (golf resorts)                             Term B       07/30/06     7,090,909
                                                                                                 -----------
                                                                                                  32,058,267
                                                                                                 -----------
             HOTELS, MOTELS, INNS AND GAMING: 2.3%
   3,000     Aladdin Gaming, LLC (hotel, casino)                         Term B       02/28/06     3,000,000
   4,500      Aladdin Gaming, LLC                                        Term C       02/28/06     4,500,000
   2,500     Boyd Gaming, Corp. (hotel, casino)                          Term         06/15/03     2,500,000
   5,000     Wyndham International (owner & operator of
             upscale hotels)                                             IR Term      06/30/04     5,000,000
  13,500      Wyndham International                                      Term         06/30/06    13,500,000
                                                                                                 -----------
                                                                                                  28,500,000
                                                                                                 -----------
             INSURANCE: 0.3%
   3,750     TRG Holdings Corp. (insurance run-off)                      Term         01/07/03     3,750,000
                                                                                                 -----------
                                                                                                   3,750,000
                                                                                                 -----------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                       Loan     Stated
(000's)                           Industry/Borrower                          Type    Maturity      Value
-----------   -----------------------------------------------------------   ------   --------   -----------
              LEISURE, AMUSEMENT, MOTION PICTURES AND
              ENTERTAINMENT: 4.8%
  $ 3,712     AMFAC Parks and Resorts (park services operator)              Term B   09/04/04   $ 3,712,500
    3,713      AMFAC Parks and Resorts                                      Term C   09/30/04     3,712,500
    7,500     Edwards Megaplex Holdings, Inc. (movie theatres)              Term B   12/26/05     7,500,000
    9,850     Four Media Co. (film services)                                Term B   09/10/04     9,850,000
   10,000     Metro-Goldwyn-Mayer (media and broadcast)                     Term A   03/31/05    10,000,000
    4,000      Metro-Goldwyn-Mayer                                          Term B   03/31/06     4,000,000
   14,975     Panavasion, Inc. (high precision file camera systems)         Term B   03/10/05    14,975,000
    5,000     SFX Entertainment (concert promotion/venue operator)          Term B   03/31/01     5,000,000
                                                                                                -----------
                                                                                                 58,750,000
                                                                                                -----------
              MACHINERY (NONAGRICULTURE, NONCONSTRUCTION,
              NONELECTRONIC): 2.6%
   20,000     Anthony Crane (equipment rental)                              Term B   07/20/06    20,000,000
    8,025     Clearing -- Niagara (metal stamping press manufacturer)       Term     10/18/04     6,821,218
    4,938     Morris Material Handling (industrial cranes)                  Term B   03/31/05     4,937,500
                                                                                                -----------
                                                                                                 31,758,718
                                                                                                -----------
              MEDICAL SERVICES AND PRODUCTS: 5.9%
    1,105     Alliance Imaging, Inc. (diagnostic services)                  Term A   12/18/03     1,104,827
    5,248      Alliance Imaging, Inc.                                       Term B   08/09/04     5,247,926
    5,000      Alliance Imaging, Inc.                                       Term D   06/18/05     5,000,000
   10,000     Compdent Corp. (dental benefits provider)                     Term B   06/30/06    10,000,000
    3,333     Concentra Managed Care, Inc. (healthcare cost management)     Term B   06/30/06     3,333,333
    1,667      Concentra Managed Care, Inc.                                 Term C   06/30/07     1,666,667
    5,750     Dade Behring (medical equipment)                              Term B   06/30/06     5,750,000
    5,750      Dade Behring                                                 Term C   06/30/07     5,750,000
    4,913     Doshi Diagnostics Imaging Service (radiology and medical
              testing)                                                      Term     05/15/05     4,912,500
    4,408     Genesis Eldercare Acquisition (long term healthcare
              facilities)                                                   Term     09/30/04     4,408,240
    3,041     Genesis Health Ventures, Inc. (elderly healthcare and
              support)                                                      Term A   09/30/03     3,040,659
    3,882     Genesis Multicare Co. (elderly healthcare and support)        Term A   09/30/03     3,882,297
    3,675     Healthcare Direct, Inc. (medical device retailer)             Term A   08/01/04     3,675,000
    4,059      Healthcare Direct, Inc.                                      Term B   08/01/06     4,059,000
    3,609     Med Partners Inc. (physician practice management)             Term A   06/09/01     3,608,628
    1,613      Med Partners Inc.                                            Term B   06/09/01     1,613,360
    4,715     Vision Twenty-One, Inc. (eye care PPM)                        Term C   06/30/05     4,714,923
                                                                                                -----------
                                                                                                 71,767,360
                                                                                                -----------
              MINING, STEEL, IRON AND NONPRECIOUS METALS: 2.0%
    9,776     Ispat Sidbec, Inc. (steel producer)                           Term B   07/17/03     9,775,971
    9,776      Ispat Sidbec, Inc.                                           Term C   07/17/04     9,775,971
    4,583     National Refractories, Inc. (kiln lining materials)           Term C   09/30/99     4,583,333
                                                                                                -----------
                                                                                                 24,135,275
                                                                                                -----------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                    Loan             Stated
(000's)                          Industry/Borrower                        Type             Maturity      Value
----------   ----------------------------------------------------------   --------------   --------   -----------
             OIL AND GAS: 3.8%
 $ 9,000     Clark Refining and Marketing (petroleum refining/
             distribution)                                                FRN (C)          11/15/04   $ 9,000,000
  13,000     Key Energy Group, Inc. (oil field services)                  Term B           09/14/04    13,000,000
   1,477     Perf-O-Log (oil field services)                              Delayed TL (B)   08/11/03     1,477,500
   3,930      Perf-O-Log                                                  Term B           08/11/03     3,930,000
   2,469      Perf-O-Log                                                  Term C           08/11/04     2,468,750
  17,000     Plains Resources, Inc. (oil pipeline)                        Term B           06/29/04    17,000,000
                                                                                                      -----------
                                                                                                       46,876,250
                                                                                                      -----------
             PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 1.5%
   1,103     AM Cosmetics (cosmetics & skin care products)                Revolver         05/30/04     1,103,268
   1,305      AM Cosmetics                                                Term A           06/30/03     1,305,151
   2,610      AM Cosmetics                                                Term B           12/31/04     2,610,303
   2,000     American Safety Razor (consumer products)                    Term A           04/30/05     2,000,000
   8,690     Medtech Products (non-prescription consumer medications)     Term B           10/15/02     8,689,642
   1,128     Paint Sundry Brands, LLC (paint supply manufacturer)         Term B           08/11/05     1,127,549
   1,104      Paint Sundry Brands, LLC                                    Term C           08/11/06     1,104,305
                                                                                                      -----------
                                                                                                       17,940,218
                                                                                                      -----------
             PERSONAL, FOOD AND MISCELLANEOUS SERVICES: 5.7%
  14,604     Boston Chicken, Inc. (quick service restaurant)(2)           Term C           12/09/01    10,369,430
   4,803     Brickman Group, Inc. (landscaping)                           Term B           12/31/05     4,802,912
   8,825     Coinmach Laundry Corp. (laundry)                             Term B           06/30/05     8,825,377
   4,975     Otis Spunkmeyer (food, beverage, tobacco)                    Term B           12/31/05     4,975,000
   1,788     Papa Gino's, Inc. (quick service restaurants)                T/L A-2          08/31/04     1,788,079
   4,486      Papa Gino's, Inc.                                           Term A           02/19/02     4,486,458
  14,671      Papa Gino's, Inc.                                           Term B           02/19/04    14,670,985
   5,850     24-Hour Fitness, Inc. (health club operator)                 Term A           12/31/02     5,850,000
  13,500      24-Hour Fitness, Inc.                                       Term B           12/31/04    13,500,000
                                                                                                      -----------
                                                                                                       69,268,241
                                                                                                      -----------
             PERSONAL TRANSPORTATION: 1.5%
   9,897     Neoplan USA Corporation (transit bus manufacturer)           Term B           05/29/05     9,897,133
   8,000     Transportation Manufacturing Operation (bus manufacturing)   Term B           06/16/06     8,000,000
                                                                                                      -----------
                                                                                                       17,897,133
                                                                                                      -----------
             PRINTING AND PUBLISHING: 5.1%
   8,213     Crown Paper Co. (paper and pulp manufacturer)                Term B           08/22/03     8,213,327
  17,500     Lincoln Pulp & Eastern Fine (specialty paper)                Term             08/31/04    17,499,996
     615      Lincoln Pulp & Eastern Fine                                 Term A           12/31/99       615,200
   5,000     Susquehanna Media (radio broadcaster)                        Term B           06/30/08     5,000,000
   3,300     Von Hoffman Press, Inc. (textbook manufacturer)              Term B           05/29/04     3,300,000
  10,718      Von Hoffman Press, Inc.                                     Term C           05/29/05    10,717,857
   9,900     Weider Publications, Inc. (magazine publications)            Term             09/18/05     9,900,000
   3,967     20th Century Plastics, Inc. (album manufacturing)            Term B            9/30/05     3,966,667
   3,474      20th Century Plastics, Inc.                                 Term C            9/30/06     3,473,750
                                                                                                      -----------
                                                                                                       62,686,797
                                                                                                      -----------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                      Loan       Stated
(000's)                         Industry/Borrower                           Type      Maturity      Value
----------   ---------------------------------------------------------   ---------   --------   ------------
             Residential/Long Term Care and Hospitals: 9.6%
 $ 8,801     Community Health Systems (hospitals)                        Term B      12/31/03   $  8,801,370
   8,801      Community Health Systems                                   Term C      12/31/04      8,801,370
   6,575      Community Health Systems                                   Term D      12/31/05      6,575,342
   6,000     Covenant Care California, Inc. (long term healthcare
             facilities)                                                 Term        04/30/01      6,000,000
  14,779     Fountain View, Inc. (long term healthcare facilities)       Term B      03/31/04     14,779,413
   1,275     Integrated Health Services (subacute care/ home health)     Term B      09/30/04      1,274,885
   9,788      Integrated Health Services                                 Term C      12/31/05      9,787,658
   5,775     Magellan Health Services (managed behavioral care)          Term B      02/28/05      5,775,134
   5,775      Magellan Health Services                                   Term C      02/28/06      5,775,134
  14,862     Mariner Health Group, Inc. (long term care)                 Term B      03/31/05     14,862,217
   8,892      Mariner Health Group, Inc.                                 Term C      03/31/06      8,891,860
   5,109     Paracelsus Healthcare Corporation (for profit hospitals)    Term A      05/15/03      5,108,889
   7,943      Paracelsus Healthcare Corporation                          Term B      06/15/04      7,942,857
  13,134     Vencor, Inc. (long term care facility operator)             Term B      05/05/05     12,083,338
                                                                                                ------------
                                                                                                 116,459,467
                                                                                                ------------
             Retail Stores: 4.8%
   9,899     Amscan Holdings, Inc. (party goods)                         Hybrid TL   12/31/04      9,899,498
   3,667     CSK Auto, Inc. (auto parts retailer)                        Term B      04/30/06      3,666,667
  13,748     Murray's Discount Auto Stores (auto parts retailer)         Term        06/30/03     13,748,385
   9,000     Norwood Promotional Products (licensed products)            Term B      03/31/06      9,000,000
   4,011     Peebles, Inc. (department store chain)                      Term A      04/30/01      4,010,782
  12,839      Peebles, Inc.                                              Term B      04/30/02     12,839,475
   4,981     Quality Stores (agricultural specialty retailer)            Term B      04/30/06      4,981,250
                                                                                                ------------
                                                                                                  58,146,057
                                                                                                ------------
             Telecommunications: 11.6%
   9,975     American Wireless Corporation (rural cellular operator)     Term B      06/04/07      9,975,000
   9,975      American Wireless Corporation                              Term C      12/04/07      9,975,000
  10,620     Commnet (PCS services)                                      Term A      09/30/05     10,620,000
  10,000     ICG Communications, Inc. (telecom/CLEC)                     Term B      12/23/07     10,000,000
   3,000     Infonet Services Corp (communication services)              Term B      06/30/06      3,000,000
   8,000     Microcell Communications Inc. (Canadian PCS)                Term B      03/17/06      8,000,000
   2,801      Microcell Communications Inc.                              Term E      03/17/06      2,800,788
  10,000     Nextel Finance Co. (cellular phones)                        Lease       03/15/06     10,000,000
   7,000      Nextel Finance Co.                                         Term A      03/10/06      7,000,000
   1,500      Nextel Finance Co.                                         Term B      09/30/06      1,500,000
  11,918     Omnipoint Communications, Inc. (PCS services)               Term A      02/23/06     11,918,250
   7,963      Omnipoint Communications, Inc.                             Term C      02/23/06      7,962,731
   3,401      Omnipoint Communications, Inc.                             Term B      02/23/06      3,401,179
   2,302     Pacific Coin (private pay phone operator)                   Term A      12/31/02      2,302,254
   6,649      Pacific Coin                                               Term B      12/31/04      6,648,750
   6,680     Paging Network, Inc. (paging service provider)              Revolver    12/31/04      6,680,000
   7,674     Prodelin Holding Corporation (satellite antenna
             manufacturer)                                               Term B      05/28/06      7,673,785
   9,958     Teletouch Communications (rural paging services)            Term B      11/30/04      9,958,333
  12,000     TSR Wireless, LLC (paging)                                  Term        06/30/05     12,000,000
                                                                                                ------------
                                                                                                 141,416,070
                                                                                                ------------

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

Principal
Amount                                                                  Loan     Stated
(000's)                         Industry/Borrower                       Type    Maturity       Value
----------   -------------------------------------------------------   ------   --------   --------------
             TEXTILES AND LEATHER: 4.1%
 $ 9,266     Accessory Network Group (personal clothing accessories)   Term B   08/13/05   $    9,265,909
   2,395     Galey & Lord (textile manufacturer)                       Term B   03/23/05        2,395,615
   1,699      Galey & Lord                                             Term C   03/23/06        1,699,416
   4,898     Harriet & Henderson (yarn manufacturer)                   Term A   06/12/00        4,898,158
     473      Harriet & Henderson                                      Term C   01/20/04          473,113
   6,650     Humphreys, Inc. (belts and personal leather goods)        Term B   11/15/03        6,650,000
   4,554     Scovill Fasteners Inc. (metal/plastic fasteners)          Term     11/26/03        4,553,571
   8,457     Targus Group International, Inc. (computer luggage)       Term B   01/05/05        8,456,715
   1,427      Targus Group International, Inc.                         Term C   01/05/05        1,427,294
   9,900     Tartan Textile Services (commercial linen supply)         Term B   05/13/05        9,900,000
                                                                                           --------------
                                                                                               49,719,791
                                                                                           --------------
             UTILITIES: 0.4%
   5,000     AES Corporation (power generation, coal fired plants)     Term     05/11/02        5,000,000
                                                                                           --------------
                                                                                                5,000,000
                                                                                           --------------

               Total Senior Loans -- 142.6%                                                 1,738,658,417
                                                                                           --------------
               (Cost $1,748,139,862)

                              OTHER CORPORATE DEBT

            AUTOMOBILE: 0.5%
  6,000     Capital Tool & Design (brake backing plates)+             Sub. Note        07/26/03    6,000,000
                                                                                                  ----------
                                                                                                   6,000,000
                                                                                                  ----------
            FINANCE: 0.8%
 10,000     Value Asset Management, Inc. (money management)+          Sr. Sub. Bridge  08/31/05   10,000,000
                                                                                                  ----------
                                                                                                  10,000,000
                                                                                                  ----------
            PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 0.5%
  2,610     AM Cosmetics+                                             Senior Sub       05/30/07    2,610,303
  2,875     Paint Sundry Brands, LLC (paint brushes & accessories)+   Sub. Credit      08/11/08    2,875,000
                                                                                                  ----------
                                                                                                   5,485,303
                                                                                                  ----------
              Total Other Corporate Debt -- 1.8%                                                  21,485,303
                                                                                                  ----------
              (Cost $18,875,000)

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

                       COMMON STOCK AND PREFERRED STOCK

 Shares                                                                                      Value
---------                                                                               --------------
              APPAREL PRODUCTS: 0.0%
 13,294    @  Butterick Company, Inc. (sewing aids)                                     $       17,653
                                                                                        --------------
              DIVERSIFIED/CONGLOMERATE SERVICES: 0.0%
 60,056    @  Staff Leasing, Inc. (employee leasing)                                           555,518
                                                                                        --------------
              HOME AND OFFICE FURNISHINGS: 0.1%
 80,400    @  American Blind and Wallpaper (furniture and home furnishing)                   1,045,200
                                                                                        --------------
              PERSONAL AND NONDURABLE CONSUMER PRODUCTS: 0.0%
 37,197    @  AM Cosmetics                                                                     385,617
                                                                                        --------------
              RESTAURANTS: 0.5%
 413,980   @  America's Favorite Chicken Co. -- common (quick service
                restaurant chain)(R)                                                         5,733,623
                                                                                        --------------
              TEXTILES AND LEATHER: 0.1%
 127,306   @  Dan River, Inc. -- common (diversified textiles) (R)                             899,099
                                                                                        --------------
                Total Common Stock and Preferred Stock -- 0.7%                               8,636,710
                                                                                        --------------
                (Cost $1,637,196)

                  STOCK PURCHASE WARRANTS AND OTHER SECURITIES

 48,930
          @  Autotote Systems, Inc., Warrant representing 48,930 common shares (designer and manufacturer of wagering equipment),
               Expires 10/30/03 (R)                                                             78,749
       1  @  Autotote Systems, Inc., Option representing 0.248% common
               shares issued and outstanding(R)                                                     --
 80,634   @  Capital Tool & Design, Warrants representing 80,634 common
               shares (brake backing plates) (R)                                               256,658
 10,000   @  Casden Properties Operation, 10,000 shares of junior Cumulative
               Preferred Partenership Units (Asset Management)(R)                              250,000
 19,000   @  Covenant Care, Inc., Warrants representing 19,000 common
               shares (long-term healthcare facilities) (R)                                    177,270
     449  @  Murray's Discount, Warrants representing 5% equity stakes on a
               fully diluted basis (retail stores)                                                   4
                                                                                        --------------
               Total Stock Purchase Warrants and Other Securities -- 0.1%                      762,681
                                                                                        --------------
               (Cost $0)

               TOTAL INVESTMENTS (COST $1,768,652,058) (4)                    145.2%    $1,769,543,111
               LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS -- NET          (45.2)%     (550,616,965)
                                                                              -----     --------------
                NET ASSETS                                                    100.0%    $1,218,926,146
                                                                              =====     ==============

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust


--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

----------
+    Non-Collateralized Loans
@    Non-income producing security
(A)  Bridge Term Loan
(B)  Delayed Term Loan
(C)  Floating Rate Note
(R)  Restricted security
* Senior loans, while exempt from registration under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, LIBOR, the certificate of deposit rate, or in some cases another base lending rate.
(1)  Loan is on non-accrual status.
(2) The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code and is in the process of developing a plan of reorganization.
(3) The borrower has entered into a forebearance agreement pending sale of the company or refinance of this debt.
(4) For Federal income tax purposes, which is the same for financial reporting purposes, cost of investments is $1,768,652,058 and net unrealized appreciation consists of the following:

         Gross Unrealized Appreciation      $  16,901,983
         Gross Unrealized Depreciation        (16,010,930)
                                            -------------
           Net Unrealized Appreciation      $     891,053
                                            =============



                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATEMENT OF ASSETS AND LIABILITIES as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities at value (Cost $1,768,652,058)        $ 1,769,543,111
Receivables:
 Interest                                                            16,975,048
 Receivable for fund shares sold                                        644,096
 Other                                                                   77,624
Prepaid expenses                                                        162,690
Prepaid arrangement fees on notes payable                               735,029
                                                                ---------------
   Total assets                                                   1,788,137,598
                                                                ---------------
LIABILITIES:
Notes payable                                                       562,000,000
Overdraft payable to custodian                                          572,343
Deferred arrangement fees on senior loans                             2,608,175
Accrued interest payable                                              2,828,591
Accrued expenses                                                      1,202,343
                                                                ---------------
   Total liabilities                                                569,211,452
                                                                ---------------
NET ASSETS (equivalent to $9.11 per share, based on
 133,773,095 shares of beneficial interest authorized
 and outstanding, no par value)                                 $ 1,218,926,146
                                                                ===============
Net Assets Consist of:
 Paid in capital                                                $ 1,267,499,591
 Undistributed net investment income                                 11,133,138
 Accumulated net realized loss on investments                       (60,597,636)
 Net unrealized appreciation of investments                             891,053
                                                                ---------------
   Net assets                                                   $ 1,218,926,146
                                                                ===============

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS for the Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Interest                                                           $ 71,261,218
Arrangement fees earned                                               2,213,039
Dividends                                                                15,000
Other                                                                 1,429,655
                                                                   ------------
 Total investment income                                             74,918,912
                                                                   ------------
EXPENSES:
Interest                                                             14,221,316
Investment management fees                                            6,358,158
Administration fees                                                   1,068,095
Miscellaneous expense                                                   353,246
Reports to shareholders                                                 328,965
Revolving credit facility fees                                          318,929
Transfer agent and registrar fees                                       239,200
Professional fees                                                       157,429
Recordkeeping and pricing fees                                           92,000
Custodian fees                                                           69,036
Insurance expense                                                        24,202
Trustees' fees                                                           15,088
                                                                   ------------
 Total expenses                                                      23,245,664
 Less: Earnings credits                                                 (32,236)
                                                                   ------------
 Net expenses                                                        23,213,428
                                                                   ------------
   Net investment income                                             51,705,484
                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS:
Net realized loss on investments                                    (24,181,335)
Change in unrealized appreciation of investments                      6,858,734
                                                                   ------------
 Net loss on investments                                            (17,322,601)
                                                                   ------------
   Net increase in net assets resulting from operations            $ 34,382,883
                                                                   ============

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                          Six Months           Year
                                                             Ended             Ended
                                                        August 31,1999,     February 28,
                                                          (Unaudited)           1999
                                                        ---------------    ---------------
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                                   $    51,705,484    $    97,381,273
Net realized loss on investments                            (24,181,335)        (6,313,758)
Change in unrealized appreciation (depreciation)
 on investments                                               6,858,734         (7,547,808)
                                                        ---------------    ---------------
 Net increase in net assets resulting from operations        34,382,883         83,519,707
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net investment income                    (50,460,278)       (99,153,106)
CAPITAL SHARE TRANSACTIONS:
Increase from dividend reinvestment                           6,053,043         14,460,902
Net increase in net assets derived from the sale of
 shares in connection with shelf offerings                   26,385,155        169,335,030
                                                        ---------------    ---------------
 Net increase from capital share transactions                32,438,198        183,795,932
                                                        ---------------    ---------------
 Total increase in net assets                                16,360,803        168,162,533
NET ASSETS:
Beginning of period                                       1,202,565,343      1,034,402,810
                                                        ---------------    ---------------
End of year (including undistributed net investment
 income of $11,133,138 and $9,887,931 respectively)     $ 1,218,926,146    $ 1,202,565,343
                                                        ===============    ===============
SUMMARY OF CAPITAL SHARE TRANSACTIONS:
Shares issued in payment of distributions from net
 investment income                                              665,483          1,537,475
Shares sold in connection with shelf offerings                2,901,461         17,904,188
                                                        ---------------    ---------------
 Net increase in shares outstanding                           3,566,944         19,441,663
                                                        ===============    ===============

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 STATEMENT OF CASH FLOWS for the Six Months Ended August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES:
 Interest received                                                $  70,594,525
 Dividends received                                                      15,000
 Facility fees paid                                                    (712,706)
 Commitment fees received                                               231,623
 Arrangement fee received                                             1,740,204
 Other income received                                                1,220,753
 Interest paid                                                      (13,917,599)
 Other operating expenses paid                                       (8,697,227)
 Purchases of portfolio securities                                 (755,557,529)
 Proceeds from disposition of portfolio securities                  695,419,756
                                                                  -------------
   Net cash used for operating activities                            (9,663,200)
                                                                  -------------

CASH FLOWS FROM FINANCING ACTIVITIES:
 Dividends paid                                                     (44,407,235)
 Overdraft financing                                                   (314,720)
 Proceeds from share offerings                                       26,385,155
 Loan advance                                                        28,000,000
                                                                  -------------
   Net cash flows from financing activities                           9,663,200
                                                                  -------------
 Net change in cash                                                          --
 Cash at beginning of period                                                 --
                                                                  -------------
 Cash at end of period                                            $          --
                                                                  =============

RECONCILIATION OF NET INCREASE IN NET ASSETS RESULTING FROM
 OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES:
 Net increase in net assets resulting from operations             $  34,382,883
                                                                  -------------
 Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Increase in investments in securities                            (42,825,046)
   Increase in dividends and interest receivable                       (666,693)
   Increase in receivable for fund shares sold                         (644,096)
   Decrease in other assets                                              22,721
   Increase in prepaid arrangement fees on notes payable               (393,777)
   Decrease in prepaid expenses                                         653,970
   Decrease in deferred arrangement fees on senior loans               (472,835)
   Increase in accrued interest payable                                 303,717
   Decrease in accrued expenses                                         (24,044)
                                                                  -------------
   Total adjustments                                                (44,046,083)
                                                                  -------------
   Net cash used for operating activities                         $  (9,663,200)
                                                                  =============

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                    Six Months
                                      Ended                           Years Ended February 28 or February 29,
                                 August 31, 1999     -------------------------------------------------------------------------------
                                   (Unaudited)          1999 (7)       1998 (7)       1997(7)      1996(6)       1995        1994
                                 ---------------     --------------  -----------  --------------  ---------  ------------  ---------
Per Share Operating Performance
Net asset value, beginning of
 period                          $      9.24         $     9.34      $     9.45   $     9.61      $   9.66   $  10.02      $  10.05
Net investment income                   0.40               0.79            0.87         0.82          0.89       0.74          0.60
Net realized and unrealized
 gain (loss) on investments            (0.15)             (0.10)          (0.13)       (0.02)        (0.08)      0.07         (0.05)
                                 -----------         ----------      ----------   ---------       --------   --------      --------
Increase in net asset value
 from investment operations             0.25               0.69            0.74         0.80          0.81       0.81          0.55
Distributions from net
 investment income                     (0.39)             (0.82)          (0.85)       (0.82)        (0.86)     (0.73)        (0.60)
Increase in net asset value
 from share offerings                   0.01               0.03              --           --            --         --            --
Reduction in net asset value
 from rights offering                     --                 --              --        (0.14)           --      (0.44)           --
Increase in net asset value
 from repurchase of capital
 stock                                    --                 --              --           --            --         --          0.02
                                 -----------         ----------      ----------   ----------      --------   --------      --------
Net asset value, end of period   $      9.11         $     9.24      $     9.34   $     9.45      $   9.61   $   9.66      $  10.02
                                 ===========         ==========      ==========   ==========      ========   ========      ========
Closing market price at end of
 period                          $      9.44         $     9.56      $    10.31   $    10.00      $   9.50   $   8.75      $   9.25
Total Return
Total investment return at
 closing market price(3)                2.94%              1.11%          12.70%       15.04%(5)     19.19%      3.27%(5)      8.06%
Total investment return at net
 asset value(4)                         2.84%              7.86%           8.01%        8.06%(5)      9.21%      5.24%(5)      6.28%
Ratios/Supplemental Data
Net assets, end of period
 (000's)                         $ 1,218,926         $1,202,565      $1,034,403   $1,031,089      $862,938   $867,083      $719,979
Average borrowings (000's)       $   522,065         $  346,110      $  131,773   $       --      $     --   $     --
Ratios to average net assets
 plus borrowings:
 Expenses (before interest and
  other fees related to
  revolving credit facility)            0.97%(1)(8)        1.05%(8)        1.04%        1.13%           --         --            --
 Expenses                               2.65%(1)(8)        2.86%(8)        2.65%        1.92%           --         --            --
 Net investment income                  6.00%(1)           6.00%           6.91%        7.59%           --         --            --
Ratios to average net assets:
 Expenses (before interest and
  other fees related to
  revolving credit facility)            1.39%(1)(8)        1.50%(8)        1.39%        1.29%           --         --            --
 Expenses                               3.80%(1)(8)        4.10%(8)        3.54%        2.20%         1.23%      1.30%         1.31%
 Net investment income                  8.62%(1)           8.60%           9.23%        8.67%         9.23%      7.59%         6.04%
Portfolio turnover rate                   40%                68%             90%          82%           88%       108%           87%
Shares outstanding at end of
 period (000's)                      133,773            130,206         110,764      109,140        89,794     89,794        71,835

----------
(1) Annualized.
(2) Prior to the waiver of expenses, the ratios of expenses to average net assets were 1.95% (annualized), 1.48% and 1.44% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively, and the ratios of net investment income to average net assets were 8.91% (annualized), 10.30% and 7.60% for the period from May 12, 1988 to February 28, 1989, and for the fiscal years ended February 28, 1990 and February 29, 1992, respectively.
(3) Total investment return measures the change in the market value of your investment assuming reinvestment of dividends and capital gain distributions, if any, in accordance with the provisions of the dividend reinvestment plan. On March 9, 1992, the shares of the Trust were initially listed for trading on the New York Stock Exchange. Accordingly, the total investment return for the year ended February 28, 1993, covers only the period from March 9, 1992, to February 28, 1993. Total investment return for periods prior to the year ended February 28, 1993, are not presented since market values for the Trust's shares were not available. Total returns for less than one year are not annualized.

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (Continued)
--------------------------------------------------------------------------------

                       Years Ended February 28 or February 29,
      ------------------------------------------------------------------------
         1993         1992           1991        1990               1989
      ----------  ------------   -----------  -----------      ---------------


       $   9.96   $   9.97       $    10.00   $    10.00       $  10.00
           0.60       0.76             0.98         1.06           0.72

           0.01      (0.02)           (0.05)          --             --
       --------   --------       ----------   ----------       --------

           0.61       0.74             0.93         1.06           0.72

          (0.57)     (0.75)           (0.96)       (1.06)         (0.72)
             --         --               --           --             --

             --         --               --           --             --

           0.05         --               --           --             --
       --------   --------       ----------   ----------       --------
       $  10.05   $   9.96       $     9.97   $    10.00       $  10.00
       ========   ========       ==========   ==========       ========

       $   9.13         --               --           --             --


          10.89%        --               --           --             --

           7.29%      7.71%            9.74%       11.13%          7.35%

       $738,810   $874,104       $1,158,224   $1,036,470       $252,998
       $     --   $     --       $       --   $       --       $     --




             --         --               --           --             --
             --         --               --           --             --
             --         --               --           --             --



             --         --               --           --             --
           1.42%      1.42%(2)         1.38%        1.46% (2)      1.18%(1)(2)
           5.88%      7.62%(2)         9.71%       10.32% (2)      9.68%(1)(2)
             81%        53%              55%         100%            49%(1)

         73,544     87,782          116,022      103,660         25,294

----------
(4) Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends and capital gain distributions in accordance with the provisions of the dividend reinvestment plan. This calculation differs from total investment return because it excludes the effects of changes in the market values of the Trust's shares. Total returns for less than one year are not annualized.
(5) Calculation of total return excludes the effects of the per share dilution resulting from the rights offering as the total account value of a fully subscribed shareholder was minimally impacted.
(6) Pilgrim Investments, Inc., the Trust's investment manager, acquired certain assets of Pilgrim Management Corporation, the Trust's former investment manager, in a transaction that closed on April 7, 1995.
(7) The Manager has agreed to reduce its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.
(8) Calculated on total expenses before impact of earnings credits.

                See Accompanying Notes to Financial Statements.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES


Pilgrim Prime Rate Trust (the "Trust", prior to November 16, 1998 Pilgrim America Prime Rate Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end, investment management company. The Trust invests in senior loans which are exempt from registration under the Securities Act of 1933 (the "`33 Act") but contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the Prime Rate of a U.S. bank specified in the credit agreement, the London Inter-Bank Offered Rate ("LIBOR"), the certificate of deposit rate, or in some cases another base lending rate. The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. SENIOR LOAN AND OTHER SECURITY VALUATION. Senior loans are valued at fair value in the absence of readily ascertainable market values. Fair value is determined by Pilgrim Investments, Inc. (the "Manager") under procedures established and monitored by the Trust's Board of Trustees. In valuing a loan, the Manager will consider, among other factors: (i) the creditworthiness of the corporate issuer and any interpositioned bank; (ii) the current interest rate, period until next interest rate reset and maturity date of the senior corporate loan; (iii) recent market prices for similar loans, if any; and (iv) recent prices in the market for instruments with similar quality, rate, period until next interest rate reset, maturity, terms and conditions. The Manager may also consider prices or quotations, if any, provided by banks, dealers or pricing services which may represent the prices at which secondary market transactions in the loans held by the Trust have or could have occurred. However, because the secondary market in senior loans has not yet fully developed, the Manager will not rely solely on such prices or quotations. Securities for which the primary market is a national securities exchange or the NASDAQ National Market System are stated at the last reported sale price on the day of valuation. Debt and equity securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean between the last reported bid and asked price. Securities other than senior loans for which reliable quotations are not readily available and all other assets will be valued at their respective fair values as determined in good faith by, or under procedures established by, the Board of Trustees of the Trust. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

B. FEDERAL INCOME TAXES. It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

   At February 28, 1999, the Trust had capital loss carryforwards for federal income tax purposes of approximately $30,223,359 which are scheduled to expire through February 28, 2007.

   The Board of Trustees intends to offset any future net capital gains with the capital loss carryforwards until each carryforward has been fully utilized or expires.

C. SECURITY TRANSACTIONS AND REVENUE RECOGNITION. Security transactions are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is recorded on an accrual basis at the then current loan rate. The accrual of interest on loans is discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. Upon such discontinuance, all unpaid accrued interest is reversed. Cash collections on nonaccrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. Arrangement fees, which represent non-refundable fees associated with the acquisition of loans, are deferred and recognized ratably over the shorter of 2.5 years or the actual term of the loan.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

D. DISTRIBUTIONS TO SHAREHOLDERS. The Trust records distributions to its shareholders on the ex-date. Distributions from income are declared by the Trust on a monthly basis. Distributions from capital gains, if any, are declared on at least an annual basis. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. Key differences are the treatment of short-term capital gains and other temporary differences. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and/or realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.

E. DIVIDEND REINVESTMENTS. Pursuant to the Shareholder Investment Program (formerly known as the Automatic Dividend Reinvestment Plan), DST Systems, Inc., the Plan Agent, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased only when the closing sale or bid price plus commission is less than the net asset value per share of the stock on the valuation date. If the market price plus commissions is equal to or exceeds the net asset value, new shares are issued at the greater of (i) net asset value or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

F. USE OF ESTIMATES. Management of the Trust has made certain estimates and assumptions relating to the reporting of assets, liabilities, revenues, expenses and contingencies to prepare these financial statements in conformity with generally accepted accounting principles. Actual results could differ from these estimates.

G. SHARE OFFERINGS. Beginning May 31, 1999, the Trust began issuing shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 2 -- INVESTMENTS

For the six months ended August 31, 1999, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $755,557,529 and $694,328,274, respectively. At August 31, 1999, the
Trust held senior loans valued at $1,738,658,417 representing 98.3% of its total investments. The market value of these securities can only be established by negotiation between parties in a sales transaction. Due to the uncertainty inherent in the valuation process, the fair values as determined may materially differ from the market values that would have been used had a ready market for these securities existed.

The senior loans acquired by the Trust may take the form of a direct co-lending relationship with the corporate issuer, an assignment of a co-lender's interest in a loan, or a participation interest in a co-lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors collateral. In the event that the lead lender becomes insolvent, enters FDIC receivership or, if not FDIC insured, enters into bankruptcy, the Trust may incur certain costs and delays in realizing payment, or may suffer a loss of principal and/or interest. Additionally, certain situations may arise where the Trust acquires a participation in a co-lender's interest in a loan and the Trust does not have privity with or direct recourse against the corporate issuer. Accordingly, the Trust may incur additional credit risk as a participant because it must assume the risk of insolvency or bankruptcy of the co-lender from which the participation was acquired. Common and preferred stocks, and stock purchase warrants held in the portfolio were acquired in conjunction with senior loans held by the Trust. Certain of these stocks and warrants are restricted and may not be publicly sold without registration under the '33 Act, or without an exemption under the '33 Act. In some cases, these restrictions expire after a designated

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

period of time after issuance of the stock or warrant. These restricted securities are valued at fair value as determined by the Board of Trustees by considering quality, dividend rate, and marketability of the securities compared to similar issues. In order to assist in the determination of fair value, the Trust will obtain quotes from dealers who periodically trade in such securities where such quotes are available. Dates of acquisition and cost or assigned basis of restricted securities are as follows:

                                                     Date of        Cost or
                                                   Acquisition   Assigned Basis
                                                   -----------   --------------

American Blind and Wallpaper -- Common               01/12/99           --
America's Favorite Chicken Co. -- Common             11/05/92         $  1
Autotote Systems, Inc. -- Option                     11/11/92           --
Autotote Systems, Inc. -- Warrant                    11/11/92           --
Butterick Company, Inc. -- Common                    05/01/97           --
Capital Tool & Design -- Warrants                    07/26/96           --
Casden Properties Operation -- Preferred
  Partnership Units                                  12/31/98           --
Covenant Care, Inc. -- Warrants                      12/22/95           --
Murray's Discount -- Warrants                        02/16/99           --
                                                                      ----
Total restricted securities excluding senior
  loans (market value of $7,559,158 was 0.62%
  of net assets at August 31, 1999)                                   $  1
                                                                      ====

NOTE 3 -- MANAGEMENT AND ADMINISTRATIVE SERVICES AGREEMENT

The Trust has entered into an Investment Management Agreement with Pilgrim Investments, Inc. (the "Manager") a wholly-owned subsidiary of Pilgrim Group, Inc. ("PG"), to provide advisory and management services. The Investment Management Agreement compensates the Manager with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's average daily net assets plus borrowings. Prior to August 6, 1998, the Investment Management Agreement compensated the Manager at an annual rate of 0.85% of the Trust's average daily net assets plus borrowings up to $700 million; 0.75% of the average daily net assets plus borrowings of $700 million to $800 million; and 0.65% of average daily net assets plus borrowings in excess of $800 million.

The Manager has reduced its fee for a period of three years from the Expiration Date of the November 12, 1996 Rights Offering (See Note 5) to 0.60% of the average daily net assets, plus the proceeds of any outstanding borrowings, over $1.15 billion.

The Trust has also entered into an Administration Agreement with PG to provide administrative services and also to furnish facilities. The Administration Agreement compensates the Administrator with a fee, computed daily and payable monthly, at an annual rate of 0.15% of the Trust's average daily net assets plus borrowings up to $800 million; and 0.10% of the average daily net assets plus borrowings in excess of $800 million.

NOTE 4 -- COMMITMENTS

The Trust has entered into both a 364 day and a five year revolving credit agreement, collateralized by assets of the Trust, to borrow up to $650 million from a syndicate of major financial institutions maturing July 15, 2003. Borrowing rates under these agreements are based on a fixed spread over LIBOR, the federal funds rate, or a commercial paper based rate. Prepaid arrangement fees for any unborrowed amounts are amortized over the term of the agreements. The amount of borrowings outstanding at August 31, 1999, was $562 million, at a weighted average interest rate of 5.4%, which represented 30.3% of net assets plus borrowings. Average borrowings for the six months ended August 31, 1999 were $522,065,217 and the average annualized interest rate was 5.6%.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

As of August 31, 1999, the Trust had unfunded loan commitments pursuant to the terms of the following loan agreements:

Alliance Data Systems           $ 1,428,571    Mafco Finance Co.               $ 4,774,299
AM Cosmetics                        594,743    Meditrust Corp.                   4,238,976
Capstar Radio Broadcasting          544,737    Murray's Discount Auto Stores     2,000,000
Decisione One Corp.                 280,714    Paging Network                    3,320,000
Gaylord Container Corp.           7,334,778    Papa Gino's Inc.                  1,192,053
Genesis Eldercare Acquisition        91,760    Pathmark Stores Inc.              3,349,939
Huntsman Corporation              1,766,122    Schwegmann Giant Super Market     1,681,314
Liberman Broadcasting, Inc.         258,400    Terex Corporation                 1,148,000
                                                                               -----------
                                                                               $34,004,406
                                                                               ===========

NOTE 5 -- RIGHTS AND OTHER OFFERINGS

On October 18, 1996, the Trust issued to its shareholders non-transferable rights which entitled the holders to subscribe for 18,122,963 shares of the Trust's common stock at the rate of one share of common stock for each five rights held. On November 12, 1996, the offering expired and was fully subscribed. The Trust issued 18,122,963 shares of its common stock to exercising rights holders at a subscription price of $9.09 . Offering costs of $6,972,203 were charged against the offering proceeds.

On December 27, 1994, the Trust issued to its shareholders transferable rights which entitled the holders to subscribe for 17,958,766 shares of the Trust's common stock at the rate of one share of common stock for each four rights held. On January 27, 1995, the offering expired and was fully subscribed. The Trust issued 17,958,766 shares of its common stock to exercising rights holders at a subscription price of $8.12. Offering costs of $4,470,955 were charged against the offering proceeds.

As of August 31, 1999, share offerings pursuant to shelf registrations were drawn down as follows:

            Registration           Shares             Shares
                Date             Registered         Remaining
            ------------         ----------         ----------

              6/11/98            15,000,000                 --
              6/19/98            10,000,000          9,730,800
              9/15/98            25,000,000         20,177,708
              3/04/99             5,000,000          4,285,840

During the three months ended August 31, 1999, expenses related to the offerings, in the amount of $282,921, were charged against the proceeds received upon issuance of the shares.

NOTE 6 -- CUSTODIAL EARNINGS CREDITS

Investors Fiduciary Trust Company ("IFTC") serves as the Trust's custodian and recordkeeper. Custody fees paid to IFTC are reduced by earnings credits based on the cash balances held by IFTC for the Trust. For the six months ended August 31, 1999, the Trust received $32,236 in earnings credits from IFTC.

NOTE 7 -- AFFILIATED TRANSACTIONS

During the six months ended August 31, 1999, the Trust sold certain holdings in senior loans to an affiliated fund managed by the Manager at prices determined by the Manager to represent market prices. The proceeds and cost of sold loans were $16,009,500 and $15,973,500, respectively, excluding any benefit to the Trust from the recognition of deferred arrangement fees.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS as of August 31, 1999 (Unaudited)
--------------------------------------------------------------------------------

NOTE 8 -- SUBORDINATED AND UNCOLLATERALIZED LOANS

The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a Senior Loan from the same borrower. The primary risk arising from a holder's subordination is the potential loss in the event of default by the issuer of the loans. The trust may invest up to 5% of its total assets, measured at the time of investment, in subordinated and uncollateralized loans. As of August 31, 1999, the Trust held 2.4% of its total assets in subordinated and uncollateralized loans.

NOTE 9 -- SUBSEQUENT EVENTS

Subsequent to August 31, 1999, the Trust paid the following dividends from net investment income:

Per Share Amount     Declaration Date     Record Date     Payable Date
----------------     ----------------     -----------     ------------
    $0.067             08/31/99           09/10/99         09/22/99
    $0.065             09/30/99           10/11/99         10/22/99

                 Management's Additional Operating Information

APPROVAL OF CHANGES IN INVESTMENT POLICIES

At a Special Meeting of Trust Shareholders, held August 6, 1998, Shareholders approved changes in the Trust's fundamental investment policies which make available certain additional investment opportunities to the Trust, including
(i) investing in loans in any form of business entity, as long as the loans otherwise meet the Trust's requirements regarding the quality of loans in which it may invest; (ii) the treatment of lease participations as Senior Loans which would constitute part of the 80% of the Trust's assets normally invested in Senior Loans; (iii) investing in all types of hybrid loans that meet credit standards established by the Investment Manager constituting part of the 20% of the Trust's assets that may be invested in Other Investments; (iv) the ability to invest up to 5% of its total assets in both subordinated and unsecured loans which would constitute part of the 20% of the Trust's assets that may be invested in Other Investments.

Additionally, another policy change approved by the Board of Trustees of the Trust, which does not require shareholder approval, permits the Trust to accept guarantees and expanded forms of intangible assets as collateral, including copyrights, patent rights, franchise value, and trademarks. Another policy change approved by the Board, that does not require shareholder approval, provides that 80% of the Trust's gross assets, as opposed to 80% of its net assets, may normally be invested in Senior Loans.

The Trust's Manager considered the evolving nature of the syndicated loan market and the potential benefits to the Trust and its shareholders of revising the restriction to permit the Trust to invest in loans other than Senior Loans and the increase in the number of attractive investment opportunities available to the Trust due to the change.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the Investment Company Act of 1940, and Rule 23c-1 under the Investment Company Act of 1940, the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which enables investors to conveniently add to their holdings at reduced costs. Should you desire further information concerning this Program, please contact the Shareholder Servicing Agent at (800) 992-0180.

                           Pilgrim Prime Rate Trust

--------------------------------------------------------------------------------
 FUND ADVISORS AND AGENTS
--------------------------------------------------------------------------------

INVESTMENT MANAGER                    INSTITUTIONAL INVESTORS AND ANALYSTS
Pilgrim Investments, Inc.             Call Pilgrim Prime Rate Trust
Two Renaissance Square                1-800-336-3436, Extension 8256
40 North Central Avenue
Suite 1200
Phoenix, Arizona 85004-4424


SHAREHOLDER SERVICING AGENT           TRANSFER AGENT
Pilgrim Group, Inc.                   DST Systems, Inc.
Two Renaissance Square                P.O. Box 419368
40 North Central Avenue               Kansas City, Missouri 64141
Suite 1200
Phoenix, Arizona 85004-4424
1-800-992-0180


INDEPENDENT AUDITORS                  CUSTODIAN
KPMG LLP                              Investors Fiduciary Trust Company
355 South Grand Avenue                801 Pennsylvania
Los Angeles, California 90071         Kansas City, Missouri 64105


WRITTEN REQUESTS

Please mail all account inquiries and other comments to:

Pilgrim Prime Rate Trust Account Services
c/o Pilgrim Group, Inc.
Two Renaissance Square
40 North Central Avenue, Suite 1200
Phoenix, Arizona 85004-4424


TOLL-FREE SHAREHOLDER INFORMATION

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at 1-800-992-0180.

                                 [PILGRIM LOGO]

                               U.S. EQUITY FUNDS
                             Pilgrim MagnaCap Fund
                         Pilgrim LargeCap Leaders Fund
                          Pilgrim LargeCap Growth FUnd
                           Pilgrim MidCap Value Fund
                           Pilgrim MidCap Growth Fund
                          Pilgrim SmallCap Growth Fund
                          Pilgrim Bank and Thrift Fund

                           INTERNATIONAL EQUITY FUNDS
                         Pilgrim Worldwide Growth Fund
                     Pilgrim International Core Growth Fund
                   Pilgrim International SmallCap Growth Fund
                        Pilgrim Emerging Countries Fund
                        Pilgrim Asia-Pacific Equity Fund

                                  INCOME FUND
                   Pilgrim Government Securities Income Fund
                         Pilgrim Strategic Income Fund
                            Pilgrim High Yield Fund
                           Pilgrim High Yield Fund II

                             EQUITY & INCOME FUNDS
                             Pilgrim Balanced Fund
                            Pilgrim Convertible Fund


--------------------------------------------------------------------------------
Q2

Prospectuses containing more complete information regarding the funds, including charges and expenses, may be obtained by calling Pilgrim Securities, Inc., Distributor at 1-800-334-3444. Please read the prospectuses carefully before you invest or send money.

PRT2Q0899-102999